UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                               FORM 13F

                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: DECEMBER 31, 2007

Check here if Amendment [  ];  Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [X ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:    BUFORD, DICKSON, HARPER & SPARROW, INC
Address: 211 N. BROADWAY, SUITE 2080
         St. Louis,MO 63102



13F File Number: 28-11028_

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:    William Young
Title:   Compliance Officer
Phone:   314-725-5445
Signature, Place, and Date of Signing:

William Young__   St. Louis, MO___  JANUARY 11, 2008


Report Type (Check only one.):

[X ]   13F HOLDINGS REPORT.

[  ]   13F NOTICE.

[  ]   13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:





I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:
Form 13F Information Table Entry Total:      48
Form 13F Information Table Value Total:       $115,187


List of Other Included Managers:

No.   13F File Number        Name

                                                          FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP NO  (x$1000) PRN AMT  PRN CALL DSCRETN  MANAGERS      SOLE    SHARED   NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- -----------  -------- -------- --------

AT&T INC                       COM              00206R102     5229   127890 SH       DEFINED                     0        0   127890
AETNA INC (NEW)                COM              00817Y108     5266    94080 SH       DEFINED                     0        0    94080
AMEDISYS INC                   COM              023436108      873    18760 SH       DEFINED                     0        0    18760
AMERIGROUP CORP                COM              03073T102      882    24080 SH       DEFINED                     0        0    24080
AMETEK INC (NEW)               COM              031100100      862    19070 SH       DEFINED                     0        0    19070
AMPHENOL CORP CL A             COM              032095101      866    20170 SH       DEFINED                     0        0    20170
APACHE CORP                    COM              037411105     6385    59455 SH       DEFINED                     0        0    59455
APTARGROUP                     COM              038336103      892    22070 SH       DEFINED                     0        0    22070
BARD C R INC                   COM              067383109     5320    58660 SH       DEFINED                     0        0    58660
BORG WARNER INC                COM              099724106      804    18460 SH       DEFINED                     0        0    18460
CHECKPOINT SYS INC             COM              162825103      710    31100 SH       DEFINED                     0        0    31100
CHEMED CORPORATION NEW         COM              16359R103      752    14140 SH       DEFINED                     0        0    14140
CISCO SYS INC                  COM              17275R102     4761   182280 SH       DEFINED                     0        0   182280
COLUMBUS MCKINNON N Y          COM              199333105      697    25090 SH       DEFINED                     0        0    25090
COMTECH TELECOMMUNICATIONS NEW COM              205826209      871    16950 SH       DEFINED                     0        0    16950
CORNING INC                    COM              219350105     4422   197050 SH       DEFINED                     0        0   197050
CURTISS WRIGHT CORP            COM              231561101      679    14250 SH       DEFINED                     0        0    14250
DANAHER CORP                   COM              235851102     5355    63190 SH       DEFINED                     0        0    63190
DIODES INCORPORATED            COM              254543101      742    27090 SH       DEFINED                     0        0    27090
DRIL-QUIP INC                  COM              262037104      751    13440 SH       DEFINED                     0        0    13440
EBAY INC                       COM              278642103     4563   145780 SH       DEFINED                     0        0   145780
EXXON MOBIL CORP               COM              30231G102     5578    60580 SH       DEFINED                     0        0    60580
FMC CORP (NEW)                 COM              302491303      477     8960 SH       DEFINED                     0        0     8960
FEDERATED INVESTORS            COM              314211103      798    20460 SH       DEFINED                     0        0    20460
FOSSIL INC                     COM              349882100      794    22070 SH       DEFINED                     0        0    22070
GEN DYNAMICS CORP              COM              369550108     3952    45950 SH       DEFINED                     0        0    45950
GRACO INC                      COM              384109104      623    17960 SH       DEFINED                     0        0    17960
HARRIS CORP DEL                COM              413875105     4887    80690 SH       DEFINED                     0        0    80690
HENRY JACK & ASSOC INC         COM              426281101      735    31100 SH       DEFINED                     0        0    31100
JOHNSON & JOHNSON              COM              478160104     4583    69610 SH       DEFINED                     0        0    69610
KIRBY CORP                     COM              497266106      780    18050 SH       DEFINED                     0        0    18050
MANITOWOC INC                  COM              563571108     4936   111220 SH       DEFINED                     0        0   111220
MATTHEWS INTL CORP CL A        COM              577128101      822    18360 SH       DEFINED                     0        0    18360
MCKESSON CORP                  COM              58155Q103     5154    81480 SH       DEFINED                     0        0    81480
METLIFE INC                    COM              59156R108     4936    83760 SH       DEFINED                     0        0    83760
MICROS SYS INC                 COM              594901100      859    13540 SH       DEFINED                     0        0    13540
NASDAQ STOCK MARKET INC        COM              631103108      847    18970 SH       DEFINED                     0        0    18970
OBAGI MEDICAL PRODUCTS INC     COM              67423R108      483    27865 SH       DEFINED                     0        0    27865
OPTIONSXPRESS HOLDINGS INC     COM              684010101      782    24070 SH       DEFINED                     0        0    24070
PEDIATRIX MEDICAL              COM              705324101      834    12340 SH       DEFINED                     0        0    12340
PROASSURANCE CORP              COM              74267C106      670    12540 SH       DEFINED                     0        0    12540
RESPIRONICS INC                COM              761230101     1055    16150 SH       DEFINED                     0        0    16150
SATYAM COMPUTER SERVICES-ADR   COM              804098101     4257   177210 SH       DEFINED                     0        0   177210
STEEL DYNAMICS INC             COM              858119100      891    16050 SH       DEFINED                     0        0    16050
STRYKER CORP                   COM              863667101     4286    59320 SH       DEFINED                     0        0    59320
TJX COS INC NEW                COM              872540109     4449   163220 SH       DEFINED                     0        0   163220
UNIVERSAL ELECTRONICS INC      COM              913483103      674    20670 SH       DEFINED                     0        0    20670
WESTERN DIGITAL CORP           COM              958102105     4363   170240 SH       DEFINED                     0        0   170240